Finance Assets, Net (Finance Assets, net (Schedule Of Leveraged And Direct Finance Rents Receivable)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
2012	$ 153
2013	203
2014	288
2015	335
2016	149
Thereafter	2,960
Total	4,088	4,866
Total	3,926	4,659
Total	162	207
Leveraged Leases [Member]
Capital Leased Assets [Line Items]
2012	108
2013	158
2014	243
2015	335
2016	149
Thereafter	2,933
Total	3,926
Direct Finance Leases [Member]
Capital Leased Assets [Line Items]
2012	45
2013	45
2014	45
Thereafter	27
Total	$ 162